Commission income (Tables)	12 Months Ended
Dec. 31, 2023
Fee and commission income [abstract]
Disclosure of details of fee and commission income
The detail of fee and commission income is as follows:

EUR million
	2023	2022	2021
Coming from collection and payment services
Bills	232	245	214
Demand accounts	1,457	1,526	1,408
Cards	4,278	4,012	3,138
Orders	698	625	503
Cheques and other	128	172	139
	6,793	6,580	5,402
Coming from non-banking financial products
Investment funds	1,092	1,017	992
Pension funds	178	167	161
Insurance	2,715	2,743	2,467
	3,985	3,927	3,620
Coming from Securities services
Securities underwriting and placement	511	438	431
Securities trading	348	339	319
Administration and custody	354	321	402
Asset management	341	446	369
	1,554	1,544	1,521
Other
Foreign exchange	846	822	522
Financial guarantees	486	433	415
Commitment fees	549	506	442
Other fees and commissions	2,108	2,055	1,890
	3,989	3,816	3,269
	16,321	15,867	13,812